Convertible Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands														9 Months Ended			11 Months Ended
	Jan. 17, 2020 shares	Dec. 25, 2019 USD ($) $ / shares	Nov. 06, 2019 CNY (¥) shares	Nov. 06, 2019 USD ($) shares	Oct. 17, 2019 USD ($) shares	Jul. 06, 2018 CNY (¥)	Jul. 06, 2018 USD ($) $ / shares shares	Sep. 22, 2017 CNY (¥) shares	Sep. 22, 2017 USD ($) shares	Sep. 06, 2017 CNY (¥)	Sep. 06, 2017 USD ($) $ / shares shares	Oct. 18, 2016 CNY (¥) shares	Oct. 18, 2016 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 CNY (¥)	Dec. 25, 2019 CNY (¥)	Dec. 25, 2019 USD ($) $ / shares	Dec. 31, 2019 shares	Jul. 25, 2019 USD ($) shares	Jun. 29, 2018 shares
Temporary Equity [Line Items]
Stock Issuance Costs														¥ 27,088	$ 3,990,000	¥ 1,316
Offering Price of converted shares | $		$ 1,000,000,000
Preferred Stock Liquidation Preference Percentage														(100.00%)	(100.00%)
Internal Rate of Return														(12.00%)	(12.00%)
Maximum [Member]
Temporary Equity [Line Items]
Final Offering Price | $ / shares		$ 5.22																$ 5.22
Minimum [Member]
Temporary Equity [Line Items]
Final Offering Price | $ / shares		$ 4.176																$ 4.176
Series A1 And A2 Preferred Stock [Member]
Temporary Equity [Line Items]
Consideration in issuance Preference Shares												¥ 74,742	$ 11,282,000
Issuance of Preference Shares												5,141,587	5,141,587
Convertible Preferred Stock Series A3 [Member]
Temporary Equity [Line Items]
Issuance of Warrants												2,246,744	2,246,744
Series A3 Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Price | $ / shares											$ 2.55
Consideration in issuance Preference Shares										¥ 289,024	$ 42,645,000
Issuance of Preference Shares											16,723,646
Convertible Preferred Stock Series B [Member]
Temporary Equity [Line Items]
Issuance of Warrants								5,633,780	5,633,780
Consideration in issuance Preference Shares								¥ 346,515	$ 52,546,000
Issuance of Preference Shares								15,894,594	15,894,594
Preferred stock, shares outstanding	23,288,783
Number of preferred shares converted to common shares	23,288,783
Convertible Preferred Stock Series B-2 [Member]
Temporary Equity [Line Items]
Issuance of Warrants								2,620,842	2,620,842
Number of preferred shares converted to common shares	3,571,427
Temporary Equity, Shares Outstanding	3,301,849
Convertible Preferred Stock Series A Three Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares																					8,361,823
Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares																					2,535,201
Preferred stock, shares outstanding	3,714,580
Number of preferred shares converted to common shares	3,714,580
Convertible Preferred Stock Series B Two Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares							1,048,337														2,253,512
Number of preferred shares converted to common shares	3,571,427
Temporary Equity, Shares Outstanding	3,301,849
Convertible Preferred Stock Series B Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares							1,455,549														5,938,640
Convertible Preferred Stock Series B One Upon Exercise [Member]
Temporary Equity [Line Items]
Issuance of Preference Shares							232,161														947,218
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Price | $ / shares							$ 6.4419
Consideration in issuance Preference Shares						¥ 1,323,363	$ 200,000,000
Issuance of Preference Shares							31,046,360
Stock Issuance Costs | ¥						¥ 16,730
Number of preferred shares converted to common shares	34,420,469
Temporary Equity, Shares Outstanding	31,046,360
Series C One Preferred Stock [Member]
Temporary Equity [Line Items]
Stock Issuance Costs			¥ 5,887	$ 840,000
Subscription of Preferred shares																				3,857,143
Aggregate Purchase Price | $																				$ 27,000,000.0
Adjustments At Extinguishment Of Preferred Shares | $		$ 800,000
Number of preferred shares converted to common shares	4,537,814
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Consideration in issuance Preference Shares			119,387	$ 17,000,000
Consideration in issuance Preference Shares			¥ 70,036		$ 10,000,000
Issuance of Preference Shares			2,428,572	2,428,572	1,428,571
Number of preferred shares converted to common shares	4,537,814
Temporary Equity, Shares Outstanding	3,857,143
Temporary Equity [Member] | Preferred Stock [Member]
Temporary Equity [Line Items]
Increase in the fair value of ordinary shares																	¥ 27,800	$ 4,000,000.0
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Preferred stock, shares outstanding	30,227,056
Number of preferred shares converted to common shares	30,227,056
Temporary Equity, Shares Outstanding														0	0				30,227,056
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Preferred stock, shares outstanding	23,288,783
Number of preferred shares converted to common shares	23,288,783
Temporary Equity, Shares Outstanding														0	0				30,305,212